Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
C000025034 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Alger Capital Appreciation Portfolio Class I-2
Account Value	$ 39,181.80	$ 39,181.80	$ 39,181.80	$ 39,181.80	$ 27,652.91	$ 22,222.21	$ 31,933.78	$ 22,638.66	$ 18,193.16	$ 16,414.56	$ 13,283.50	$ 10,981.21	$ 11,405.92	$ 10,000.03
Average Annual Return, Percent		41.69%	16.58%	14.63%
C000025033 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Alger Capital Appreciation Portfolio Class S
Account Value	$ 38,175.07	$ 38,175.07	$ 38,175.07	$ 38,175.07	27,009.73	21,758.74	31,349.74	22,279.08	17,951.70	16,238.21	13,177.37	10,921.23	11,375.01	10,000.00
Average Annual Return, Percent		41.34%	16.29%	14.33%
C000025028 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Alger Growth & Income Portfolio Class I-2
Account Value	$ 32,248.43	$ 32,248.43	$ 32,248.43	$ 32,248.43	25,870.58	22,058.99	23,517.68	16,857.29	15,677.80	14,267.32	12,912.37	10,909.38	10,747.42	10,000.00
Average Annual Return, Percent		24.65%	15.52%	12.42%
C000025024 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Alger Large Cap Growth Portfolio Class I-2
Account Value	$ 32,902.82	$ 32,902.82	$ 32,902.82	$ 32,902.82	25,381.56	21,424.67	32,906.77	21,412.24	16,631.55	15,478.55	12,174.67	9,880.50	11,254.50	10,000.02
Average Annual Return, Percent		29.63%	14.62%	12.65%
C000025030 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Alger Balanced Portfolio Class I-2
Account Value	$ 23,149.01	$ 23,149.01	$ 23,149.01	$ 23,149.01	19,534.71	17,466.98	18,506.04	14,984.49	14,120.60	13,122.00	12,305.71	10,922.55	10,532.53	10,000.00
Average Annual Return, Percent		18.50%	10.39%	8.76%
C000025026 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Alger Small Cap Growth Portfolio Class I-2
Account Value	$ 19,991.41	$ 19,991.41	$ 19,991.41	$ 19,991.41	18,707.01	17,254.54	30,850.98	21,997.32	17,393.15	15,338.74	11,841.97	9,280.74	10,713.42	10,000.00
Average Annual Return, Percent		6.87%	2.82%	7.17%
C000025032 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Alger Mid Cap Growth Portfolio Class I-2
Account Value	$ 23,175.13	$ 23,175.13	$ 23,175.13	$ 23,175.13	20,673.48	17,507.68	28,211.66	18,081.36	15,588.40	14,279.60	11,731.77	9,645.43	11,002.06	10,000.01
Average Annual Return, Percent		12.10%	8.25%	8.77%
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 33,520.67	$ 33,520.67	$ 33,520.67	$ 33,520.67	26,912.11	22,502.89	25,175.46	17,881.04	16,632.74	15,063.51	13,170.39	11,171.19	10,742.28	10,000
Average Annual Return, Percent		24.56%	15.05%	12.86%
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Account Value	$ 45,384	$ 45,384	$ 45,384	$ 45,384	34,000.12	26,749.25	32,931.69	23,110.4	18,745.76	16,803.61	13,715.94	11,389.78	11,055.56	10,000
Average Annual Return, Percent		33.48%	19.34%	16.33%
Russell 2000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Account Value	$ 20,400.33	$ 20,400.33	$ 20,400.33	$ 20,400.33	18,692.47	15,770.01	23,689.66	15,651.19	15,125.06	15,199.57	12,472.75	10,026.19	11,234.03	10,000
Average Annual Return, Percent		9.14%	6.17%	7.39%
Russell Midcap Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Index
Account Value	$ 27,177.51	$ 27,177.51	$ 27,177.51	$ 27,177.51	23,621.89	19,184.23	27,240.4	18,947.03	16,930.41	14,859.11	12,537.03	10,711.13	10,945.39	10,000
Average Annual Return, Percent		15.05%	9.93%	10.51%
Bloomberg U S Govt Credit Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Gov't/Credit Bond Index
Account Value	$ 11,615	$ 11,615	$ 11,615	$ 11,615	$ 11,305	$ 11,385	$ 12,771	$ 12,821	$ 11,653	$ 10,738	$ 10,806	$ 10,851	$ 10,169	$ 10,000
Average Annual Return, Percent		2.74%	(0.07%)	1.51%